Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Consumer Staples — 20.4%
3,356	Church & Dwight Co., Inc.	$ 277,105
8,983	Clorox Co. (The)	1,487,675
42,189	Conagra Brands, Inc.	1,428,941
22,803	General Mills, Inc.	1,364,076
15,227	Hormel Foods Corp.	624,307
12,584	J M Smucker Co. (The)	1,510,458
19,780	Kellogg Co.	1,264,338
13,633	Keurig Dr Pepper, Inc.	465,703
726	Kimberly-Clark Corp.	96,151
35,787	Kroger Co. (The)	1,446,868
2,382	Lamb Weston Holdings, Inc.	146,183
		10,111,805
	Health Care — 18.8%
3,496	10X Genomics, Inc. - Class A*	508,948
3,933	ABIOMED, Inc.*	1,280,270
1,611	Alnylam Pharmaceuticals, Inc.*	304,173
873	Baxter International, Inc.	70,215
1,709	Becton Dickinson & Co.	420,106
2,885	Biogen, Inc.*	816,426
2,100	DENTSPLY SIRONA, Inc.	121,905
2,808	Elanco Animal Health, Inc.*	89,547
3,205	Eli Lilly & Co.	740,515
978	Exact Sciences Corp.*	93,350
21,530	Gilead Sciences, Inc.	1,503,871
691	Insulet Corp.*	196,403
1,452	Moderna, Inc.*	558,817
2,573	Neurocrine Biosciences, Inc.*	246,776
1,697	Novavax, Inc.*	351,805
1,156	Novocure Ltd.*	134,293
2,059	Pfizer, Inc.	88,558
479	Regeneron Pharmaceuticals, Inc.*	289,881
1,805	Seagen, Inc.*	306,489
6,844	Teladoc Health, Inc.*	867,888
24,069	Viatris, Inc.	326,135
		9,316,371
	Consumer Discretionary — 15.6%
9,475	Aramark	311,349
1,589	Bath & Body Works, Inc.	100,155
1,762	Bright Horizons Family Solutions, Inc.*	245,658
239	Burlington Stores, Inc.*	67,773
23,995	Carnival Corp.*	600,115
11,989	Chegg, Inc.*	815,492
10,607	Dollar Tree, Inc.*	1,015,302
2,964	Domino's Pizza, Inc.	1,413,709
1,255	GameStop Corp. - Class A*†	220,215
3,349	Las Vegas Sands Corp.*	122,573
3,677	Marriott International, Inc. - Class A*	544,527
6,977	Peloton Interactive, Inc. - Class A*	607,348
638	Target Corp.	145,955
469	Vail Resorts, Inc.	156,670
22,993	Yum China Holdings, Inc. (China)	1,336,123
		7,702,964
	Information Technology — 10.7%
600	Atlassian Corp. PLC - Class A*	234,852
4,632	Citrix Systems, Inc.	497,338
6,119	Cloudflare, Inc. - Class A*	689,305
2,986	DocuSign, Inc.*	768,686
55,912	NortonLifeLock, Inc.	1,414,574
Shares		Market Value

	Information Technology — (Continued)
2,711	Zoom Video Communications, Inc. - Class A*	$ 708,927
3,734	Zscaler, Inc.*	979,129
		5,292,811
	Communication Services — 10.4%
3,664	AMC Entertainment Holdings, Inc. - Class A*†	139,452
42,911	Discovery, Inc. - Class C*	1,041,450
8,250	Fox Corp. - Class A	330,907
41,021	Lumen Technologies, Inc.	508,250
650	Netflix, Inc.*	396,721
11,101	Snap, Inc. - Class A*	820,031
4,184	Spotify Technology SA*	942,823
8,652	Verizon Communications, Inc.	467,295
11,518	ViacomCBS, Inc. - Class B	455,076
7,274	Zynga, Inc. - Class A*	54,773
		5,156,778
	Real Estate — 7.7%
8,149	Extra Space Storage, Inc. REIT	1,368,950
3,863	Federal Realty Investment Trust REIT	455,795
27,797	Host Hotels & Resorts, Inc. REIT*	453,925
2,178	Public Storage REIT	647,084
7,584	Regency Centers Corp. REIT	510,631
2,636	Simon Property Group, Inc. REIT	342,601
		3,778,986
	Financials — 4.1%
10,778	AGNC Investment Corp. REIT	169,969
33,745	Annaly Capital Management, Inc. REIT	284,133
6,472	Cboe Global Markets, Inc.	801,622
7,906	Huntington Bancshares, Inc.	122,227
4,368	M&T Bank Corp.	652,317
		2,030,268
	Materials — 4.0%
26,744	Newmont Corp.	1,452,199
3,041	Vulcan Materials Co.	514,416
		1,966,615
	Utilities — 3.7%
15,125	Consolidated Edison, Inc.	1,097,924
77,162	PG&E Corp.*	740,755
		1,838,679
	Energy — 1.9%
9,878	Diamondback Energy, Inc.	935,150
	Industrials — 1.8%
2,440	American Airlines Group, Inc.*	50,069
5,779	CH Robinson Worldwide, Inc.	502,773
1,343	Watsco, Inc.	355,384
		908,226
	Total Common Stocks	$49,038,653

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 1.6%
471,858	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 471,858
327,894	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	327,894
	Total Short-Term Investment Funds	$799,752
	Total Investment Securities—100.7% (Cost $44,240,905)	$49,838,405
	Liabilities in Excess of Other Assets — (0.7%)	(345,295)
	Net Assets — 100.0%	$49,493,110
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $329,843.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$49,038,653	$—	$—	$49,038,653
Short-Term Investment Funds	799,752	—	—	799,752
Total	$49,838,405	$—	$—	$49,838,405
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Global Allocation Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 77.0%
	Equity Funds — 51.7%
718,287	Touchstone Anti-Benchmark International Core Equity Fund	$ 8,475,785
142,373	Touchstone Growth Opportunities Fund	6,878,046
233,928	Touchstone International Growth Fund*	3,380,253
35,894	Touchstone Mid Cap Fund	1,699,211
191,279	Touchstone Sands Capital Emerging Markets Growth Fund*	4,276,994
194,426	Touchstone Sands Capital Select Growth Fund	4,448,472
54,185	Touchstone Small Cap Value Fund	1,770,235
1,221,161	Touchstone Value Fund	13,652,578
		44,581,574
	Fixed Income Funds — 25.3%
163,287	Touchstone Credit Opportunities Fund	1,743,909
205,526	Touchstone High Yield Fund	1,763,410
1,139,354	Touchstone Impact Bond Fund	12,065,762
671,582	Touchstone Ultra Short Duration Fixed Income Fund	6,178,557
		21,751,638
	Total Affiliated Mutual Funds	$66,333,212
	Exchange-Traded Funds~ — 22.1%
56,170	iShares Core MSCI Emerging Markets ETF	3,469,059
100,183	iShares International Treasury Bond ETF*	5,144,397
67,380	iShares MSCI EAFE Value ETF†	3,426,273
22,290	Vanguard Emerging Markets Government Bond ETF	1,745,307
92,400	Vanguard Total International Bond ETF†	5,263,104
	Total Exchange-Traded Funds	$19,048,140
	Short-Term Investment Funds — 2.9%
818,807	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	818,807
1,690,760	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	1,690,760
	Total Short-Term Investment Funds	$2,509,567
	Total Investment Securities—102.0% (Cost $76,678,914)	$87,890,919
	Liabilities in Excess of Other Assets — (2.0%)	(1,725,975)
	Net Assets — 100.0%	$86,164,944
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $1,648,428.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$66,333,212	$—	$—	$66,333,212
Exchange-Traded Funds	19,048,140	—	—	19,048,140
Short-Term Investment Funds	2,509,567	—	—	2,509,567
Total	$87,890,919	$—	$—	$87,890,919
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 95.3%
	Japan — 12.8%
	Consumer Staples — 1.7%
25,800	Welcia Holdings Co. Ltd.	$ 929,901
	Industrials — 7.3%
43,500	MonotaRO Co. Ltd.	974,842
46,200	Nihon M&A Center Holdings, Inc.	1,356,633
28,100	Recruit Holdings Co. Ltd.	1,717,637
	Information Technology — 3.8%
3,600	Keyence Corp.	2,148,736
	Total Japan	7,127,749
	Taiwan — 10.6%
	Communication Services — 6.4%
11,113	Sea Ltd. ADR*	3,542,047
	Information Technology — 4.2%
21,176	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,364,300
	Total Taiwan	5,906,347
	Netherlands — 10.2%
	Information Technology — 10.2%
993	Adyen NV, 144a*	2,775,796
3,849	ASML Holding NV	2,867,929
	Total Netherlands	5,643,725
	China — 9.1%
	Communication Services — 2.2%
20,800	Tencent Holdings Ltd.	1,241,734
	Consumer Discretionary — 3.7%
5,106	Alibaba Group Holding Ltd. ADR*	755,943
68,000	ANTA Sports Products Ltd.	1,284,077
	Health Care — 3.2%
109,000	Wuxi Biologics Cayman, Inc., 144a*	1,768,012
	Total China	5,049,766
	Canada — 7.6%
	Consumer Staples — 2.2%
32,064	Alimentation Couche-Tard, Inc. - Class B	1,226,766
	Information Technology — 5.4%
2,222	Shopify, Inc. - Class A*	3,012,543
	Total Canada	4,239,309
	Switzerland — 7.2%
	Consumer Staples — 1.9%
2,700	Zur Rose Group AG*	1,083,534
	Health Care — 2.4%
1,768	Lonza Group AG	1,326,194
	Industrials — 2.9%
4,023	VAT Group AG, 144a	1,587,760
	Total Switzerland	3,997,488
	United States — 6.8%
	Consumer Discretionary — 2.5%
9,337	Aptiv PLC*	1,390,933
	Information Technology — 4.3%
6,032	Atlassian Corp. PLC - Class A*	2,361,045
	Total United States	3,751,978
	United Kingdom — 5.5%
	Communication Services — 1.4%
83,655	Rightmove PLC	770,306
Shares		Market Value

	United Kingdom — (Continued)
	Consumer Discretionary — 4.1%
79,565	Entain PLC*	$ 2,272,505
	Total United Kingdom	3,042,811
	India — 4.9%
	Financials — 4.9%
12,280	Bajaj Finance Ltd.	1,263,592
20,151	HDFC Bank Ltd. ADR	1,472,837
	Total India	2,736,429
	Germany — 4.3%
	Consumer Discretionary — 4.3%
17,696	Auto1 Group SE, 144a*	647,127
18,706	Zalando SE, 144a*	1,706,017
	Total Germany	2,353,144
	Argentina — 3.5%
	Consumer Discretionary — 3.5%
1,167	MercadoLibre, Inc.*	1,959,860
	Denmark — 3.1%
	Health Care — 3.1%
3,968	Genmab A/S*	1,733,706
	Sweden — 2.8%
	Information Technology — 2.8%
98,413	Hexagon AB - Class B	1,528,288
	Australia — 2.0%
	Health Care — 2.0%
5,409	CSL Ltd.	1,130,109
	Hong Kong — 1.9%
	Financials — 1.9%
90,000	AIA Group Ltd.	1,035,397
	France — 1.5%
	Industrials — 1.5%
6,642	Safran SA	840,084
	Brazil — 1.5%
	Information Technology — 1.5%
16,104	Pagseguro Digital Ltd. - Class A*	832,899
	Total Common Stocks	$52,909,089
	Short-Term Investment Fund — 4.6%
2,555,430	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,555,430
	Total Investment Securities — 99.9% (Cost $52,084,400)	$55,464,519
	Other Assets in Excess of Liabilities — 0.1%	80,811
	Net Assets — 100.0%	$55,545,330
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $8,484,712 or 15.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$7,127,749	$—	$7,127,749
Taiwan	5,906,347	—	—	5,906,347
Netherlands	2,867,929	2,775,796	—	5,643,725
China	755,943	4,293,823	—	5,049,766
Canada	4,239,309	—	—	4,239,309
Switzerland	1,083,534	2,913,954	—	3,997,488
United States	3,751,978	—	—	3,751,978
United Kingdom	770,306	2,272,505	—	3,042,811
India	1,472,837	1,263,592	—	2,736,429
Germany	647,127	1,706,017	—	2,353,144
Argentina	1,959,860	—	—	1,959,860
Denmark	—	1,733,706	—	1,733,706
Sweden	1,528,288	—	—	1,528,288
Australia	—	1,130,109	—	1,130,109
Hong Kong	—	1,035,397	—	1,035,397
France	—	840,084	—	840,084
Brazil	832,899	—	—	832,899
Short-Term Investment Fund	2,555,430	—	—	2,555,430
Total	$28,371,787	$27,092,732	$—	$55,464,519
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.